Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Balances with current accounts	1,171	8,314	109.5
Bank demand deposits*	9,936	10,482	138.2
Total	11,107	18,796	247.7
*	Includes unrestricted term deposit having maturity more than one year.